Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Major Sources
The following tables disaggregate revenue by major sources for the year:

	Year Ended December 31, 2019
	Utilities	Midstream	Power	Corporate	Total
Revenue from contracts with customers
Commodity sales contracts	$—	$1,093.7	$1,131.4	$—	$2,225.1
Midstream service contracts	—	145.0	—	—	145.0
Gas sales and transportation services	2,501.4	—	—	—	2,501.4
Storage services	28.1	—	—	—	28.1
Other	9.2	2.7	29.0	—	40.9
Total revenue from contracts with customers	$2,538.7	$1,241.4	$1,160.4	$—	$4,940.5

Other sources of revenue
Revenue from alternative revenue programs (a)	$29.5	$—	$—	$—	$29.5
Leasing revenue (b)	0.9	136.6	105.1	—	242.6
Risk management and trading activities (c) (d)	—	196.2	65.9	0.2	262.3
Other	(4.9)	0.1	24.9	—	20.1
Total revenue from other sources	$25.5	$332.9	$195.9	$0.2	$554.5
Total revenue	$2,564.2	$1,574.3	$1,356.3	$0.2	$5,495.0

(a)
A large portion of revenue generated from the Utilities segment is subject to rate regulation and accordingly there are circumstances where the revenue recognized is mandated by the applicable regulators in accordance with ASC 980.

(b)
Revenue generated from certain of AltaGas’ gas facilities is accounted for as operating leases. For the Power segment, a significant amount of revenue earned is through power purchase agreements which are accounted for as operating leases.

(c)
Risk management activities involve the use of derivative instruments such as physical and financial swaps, forward contracts, and options. These derivatives are accounted for under ASC 815 and ASC 825. The majority of revenue generated by the Midstream and Power segments is from the physical sale and delivery of natural gas and power to end users, except for WGL Midstream (see footnote d).

(d)
WGL Midstream trading margins are reported in risk management and trading activities from the Midstream segment. WGL Midstream enters into derivative contracts for the purpose of optimizing its storage and transportation capacity as well as managing the transportation and storage assets on behalf of third parties. The trading margins of WGL Midstream, including unrealized gains and losses on derivative instruments, are netted within revenues. Gross revenues for the year ended December 31, 2019 of $504.5 million associated with the GAIL Global (USA) LNG LLC (GAIL) contract, which are in scope of ASC 606, are reported within risk management and trading activities. While the GAIL contract is individually not accounted for as a derivative, it is inseparable from the overall trading portfolio of WGL Midstream. Revenue is recognized at a point in time based on the actual volumes of the commodity sold at the delivery point, which corresponds to the customer’s monthly invoice amount. The GAIL contract has a term of 20 years and began on March 31, 2018.

	Year Ended December 31, 2018
	Utilities	Midstream	Power	Corporate	Total
Revenue from contracts with customers
Commodity sales contracts	$—	$665.2	$497.5	$—	$1,162.7
Midstream service contracts	—	205.0	—	—	205.0
Gas sales and transportation services	1,684.3	—	—	—	1,684.3
Storage services	35.4	—	—	—	35.4
Other	10.7	0.6	25.1	—	36.4
Total revenue from contracts with customers	$1,730.4	$870.8	$522.6	$—	$3,123.8

Other sources of revenue
Revenue from alternative revenue programs (a)	$21.7	$—	$—	$—	$21.7
Leasing revenue (b)	0.6	96.6	354.9	—	452.1
Risk management and trading activities (c) (d)	1.0	377.6	268.5	(2.9)	644.2
Other	(1.1)	(0.4)	16.0	0.4	14.9
Total revenue from other sources	$22.2	$473.8	$639.4	$(2.5)	$1,132.9
Total revenue	$1,752.6	$1,344.6	$1,162.0	$(2.5)	$4,256.7

(a)
A large portion of revenue generated from the Utilities segment is subject to rate regulation and accordingly there are circumstances where the revenue recognized is mandated by the applicable regulators in accordance with ASC 980.

(b)
Revenue generated from certain of AltaGas’ gas facilities is accounted for as operating leases. For the Power segment, a significant amount of revenue earned is through power purchase agreements which are accounted for as operating leases.

(c)
Risk management activities involve the use of derivative instruments such as physical and financial swaps, forward contracts, and options. These derivatives are accounted for under ASC 815 and ASC 825. Revenue generated by the Midstream and Power segments is from the physical sale and delivery of natural gas and power to end users, except for WGL Midstream (see footnote d).

(d)
WGL Midstream trading margins are reported in risk management and trading activities from the Midstream segment. WGL Midstream enters into derivative contracts for the purpose of optimizing its storage and transportation capacity as well as managing the transportation and storage assets on behalf of third parties. The trading margins of WGL Midstream, including unrealized gains and losses on derivative instruments, are netted within revenues. Gross revenues for the year ended December 31, 2018 of $264.2 million associated with the GAIL Global (USA) LNG LLC (GAIL) contract, which are in scope of ASC 606, are reported within risk management and trading activities. While the GAIL contract is individually not accounted for as a derivative, it is inseparable from the overall trading portfolio of WGL Midstream. Revenue is recognized at a point in time based on the actual volumes of the commodity sold at the delivery point, which corresponds to the customer’s monthly invoice amount. The GAIL contract has a term of 20 years and began on March 31, 2018.

Contract with Customer, Asset and Liability
Contract Assets

As at	December 31, 2019	December 31, 2018

Balance, beginning of year	$58.8	$—
Additions	32.3	130.1
Transfers to held for sale (a)	—	(72.2)
Transfers to accounts receivable (b)	—	(3.7)
Foreign exchange translation	(2.5)	4.6
Balance, end of year	$88.6	$58.8

(a)
In the fourth quarter of 2018, WGL Energy Systems reached an agreement for the sale of a financing receivable included in the contract asset balance. Accordingly, the receivable was classified as held for sale at December 31, 2018. In February 2019, WGL Energy Systems completed the sale of the financing receivable (Note 4).

(b)	Amounts included in contract assets are transferred to accounts receivable when AltaGas’ right to consideration becomes unconditional.

Contract Liabilities

As at	December 31, 2019	December 31, 2018

Balance, beginning of year	$2.2	$—
Additions	1.9	2.6
Revenue recognized from contract liabilities (a)	(2.2)	(0.5)
Foreign exchange translation	(0.2)	0.1
Balance, end of year	$1.7	$2.2

(a)	Recognition of revenue related to performance obligations satisfied in the current period for amounts that were previously included in contract liabilities.

Schedule of Estimated Revenue Related to Performance Obligations
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2019:

	2020	2021	2022	2023	2024	2025 & beyond	Total
Midstream service contracts	$113.1	$89.8	$88.9	$86.5	$86.4	$971.9	$1,436.6
Storage services	24.2	24.2	23.5	23.2	23.2	168.4	286.7
Other	19.4	8.9	2.0	2.0	2.0	12.0	46.3
	$156.7	$122.9	$114.4	$111.7	$111.6	$1,152.3	$1,769.6